Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events

14. SUBSEQUENT EVENTS

Pursuant to the loan agreement with Australia and New Zealand Banking Group Limited (Hong Kong Branch) entered into on September 18, 2012, the Company committed to borrow an unsecured loan denominated in Australia Dollars (AU$, in thousands hereinafter), which will be settled in US$. The loan commitment amounts to AU$105,000 (US$108,000), is intended for the general working capital of the Company and can be drawn down from time to time within two years. The Company drew down AU$55,000(US$56,760) on October 17, 2012 under the loan commitment, with a term of two years and a fixed annual interest rate of 2.75%.

On November 2, 2012, the Company entered into a share purchase agreement with Providence Equity Partners (“Providence”), pursuant to which the Company will purchase all of the Series A and Series B preferred shares of Qiyi.com Inc. (“Qiyi”, an equity investee of the Company) held by Providence. The Company will obtain the controlling interest of Qiyi upon completion of the transaction, which will be accounted for as a business combination in accordance with ASC 805, Business Combinations.